Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 173,879	₩ 173,534	₩ 150,136
Net Interest cost	(23,942)	(5,274)	(5,895)
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit obligations at January 1	1,602,697	1,684,096
Current service cost	173,879	173,534
Net Interest cost	83,793	59,104
Remeasurements (before tax)	(65,505)	(195,908)
Benefit payments	(287,100)	(116,472)
Net transfers from (to) related parties	(16,551)	(1,363)
Others	(67)	(294)
Defined benefit obligations at December 31	₩ 1,491,146	₩ 1,602,697	₩ 1,684,096